DEFERRED TAX - Movements of Major Gross Deferred Tax Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 323
Ending balance	292	£ 323
Gross deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	568	590
Acquisition of subsidiaries	(1)
(Charge)/credit to income	5	(4)
Credit to other comprehensive income	0	2
Charge to equity	(2)	1
Disposal of subsidiaries		(5)
Exchange differences and other movements	(27)	(16)
Ending balance	543	568
Gross deferred tax assets | Deferred compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	51	65
Acquisition of subsidiaries	0
(Charge)/credit to income	(17)	(10)
Credit to other comprehensive income	0	0
Charge to equity	0	0
Disposal of subsidiaries		(2)
Exchange differences and other movements	(5)	(2)
Ending balance	29	51
Gross deferred tax assets | Accounting provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	114	132
Acquisition of subsidiaries	0
(Charge)/credit to income	37	(15)
Credit to other comprehensive income	0	0
Charge to equity	0	0
Disposal of subsidiaries		(1)
Exchange differences and other movements	(2)	(2)
Ending balance	149	114
Gross deferred tax assets | Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	52	50
Acquisition of subsidiaries	0
(Charge)/credit to income	(3)	2
Credit to other comprehensive income	0	2
Charge to equity	0	0
Disposal of subsidiaries		0
Exchange differences and other movements	(2)	(2)
Ending balance	47	52
Gross deferred tax assets | Plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	32	36
Acquisition of subsidiaries	0
(Charge)/credit to income	(7)	(3)
Credit to other comprehensive income	0	0
Charge to equity	0	0
Disposal of subsidiaries		0
Exchange differences and other movements	0	(1)
Ending balance	25	32
Gross deferred tax assets | Property
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	48	56
Acquisition of subsidiaries	0
(Charge)/credit to income	8	(12)
Credit to other comprehensive income	0	0
Charge to equity	0	0
Disposal of subsidiaries		0
Exchange differences and other movements	19	4
Ending balance	75	48
Gross deferred tax assets | Tax losses and credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	139	104
Acquisition of subsidiaries	0
(Charge)/credit to income	(5)	35
Credit to other comprehensive income	0	0
Charge to equity	0	0
Disposal of subsidiaries		0
Exchange differences and other movements	(8)	0
Ending balance	126	139
Gross deferred tax assets | Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	32	35
Acquisition of subsidiaries	0
(Charge)/credit to income	(19)	(2)
Credit to other comprehensive income	0	0
Charge to equity	(2)	1
Disposal of subsidiaries		(2)
Exchange differences and other movements	(1)	0
Ending balance	10	32
Gross deferred tax assets | Restructuring provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	89	107
Acquisition of subsidiaries	0
(Charge)/credit to income	(5)	(5)
Credit to other comprehensive income	0	0
Charge to equity	0	0
Disposal of subsidiaries		0
Exchange differences and other movements	(16)	(13)
Ending balance	68	89
Gross deferred tax assets | Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	11	5
Acquisition of subsidiaries	(1)
(Charge)/credit to income	16	6
Credit to other comprehensive income	0	0
Charge to equity	0	0
Disposal of subsidiaries		0
Exchange differences and other movements	(12)	0
Ending balance	£ 14	£ 11